April 4, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attention: Filings – Rule 497(j)

RE:	General New York Municipal Money Market Fund
1933 Act No.: 33-9451
1940 Act No.: 811-4870
CIK No.:0000803950

Dear Sir/Ma’am:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 32 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 30, 2007.

Please address any comments or questions to the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica
Judith C. Canonica
Paralegal

Enclosures
cc: Stroock & Stroock & Lavan LLP